SUBSEQUENT EVENTS (Details Narrative)	6 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Share capital description	The authorized share capital remains US$500,000 but now comprises 400,000,000 Class A ordinary shares (1 vote per share), 50,000,000 Class B ordinary shares (25 votes per share), and 50,000,000 undesignated shares. In connection with this approval, the 59,564,571 previously issued ordinary shares were redesignated into 53,493,467 Class A shares and 6,071,104 Class B shares (all held by Top Elect Group Limited), resulting in Top Elect Group Limited holding a significant concentration of voting power among holders of the Class B ordinary shares.